Property, Plant and Equipment - Summary of Impairments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment losses
Total Impairment losses	$ 4,572	$ 1,931	$ 9,010
Impairment reversals
Total Impairment reversals	615	38	3
Exploration and Production [Member]
Impairment losses
Total Impairment losses	4,187	1,324	8,387
Impairment reversals
Total Impairment reversals	615
Manufacturing Supply and Distribution [Member]
Impairment losses
Total Impairment losses	376	567	458
Impairment reversals
Total Impairment reversals		36
Other [Member]
Impairment losses
Total Impairment losses	$ 9	40	165
Impairment reversals
Total Impairment reversals		$ 2	$ 3